OPERATING SEGMENTS (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017 [1]	Dec. 31, 2016 [2]	Dec. 31, 2015
Operating segments [Line Items]
Investments in associates and joint ventures		$ 1,565,059	$ 1,298,246
Equity method	[3]	253,602	60,254	$ 122,477
Banking Colombia [Member]
Operating segments [Line Items]
Investments in associates and joint ventures		305,187	284,516
Equity method		45,976	34,425
Banking El Salvador [Member]
Operating segments [Line Items]
Investments in associates and joint ventures		10,532	9,888
Equity method		316	702
Trust [Member]
Operating segments [Line Items]
Investments in associates and joint ventures		226,761	208,963
Equity method		34,921	26,128
Investment banking [Member]
Operating segments [Line Items]
Investments in associates and joint ventures		248,156	361,079
Equity method		21,724	(3,923)
All other segment [Member]
Operating segments [Line Items]
Investments in associates and joint ventures		774,423	433,800
Equity method		$ 150,665	$ 2,922

[1]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	For further information, see note 7 investments in associates and joint ventures